CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS
Income tax provision from discontinued operations	$ 0	$ 638	$ 799